Commitments and Contingent Liabilities - Schedule of Lease Expense (Details) (10-K) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 358
Short-term lease expense	8
Variable lease expense
Total lease expenses	$ 366